Stock-Based Compensation - Summary of Fair Value of Stock Option Awards (Detail)	12 Months Ended
Dec. 31, 2014
2014 Grants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend yield	2.92%
Expected volatility	31.71%
Risk-free interest rate	1.57%
Expected life (in years)	4 years 11 months 19 days
2013 Grants[Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend yield	2.23%
Expected volatility	38.00%
Risk-free interest rate	0.92%
Expected life (in years)	4 years 11 months 19 days
2012 Grants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend yield	2.94%
Expected volatility	40.41%
Risk-free interest rate	1.01%
Expected life (in years)	5 years 3 months 29 days
2011 Grants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend yield	2.48%
Expected volatility	38.56%
Risk-free interest rate	2.65%
Expected life (in years)	5 years 8 months 23 days